BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.4%
	BANKING - 2.3%
2,715	JPMorgan Chase & Company	$ 393,729

	BEVERAGES - 2.0%
6,000	Coca-Cola Company (The)	335,880

	BIOTECH & PHARMA - 7.4%
2,500	AbbVie, Inc.	372,650
2,348	Johnson & Johnson	365,701
2,650	Merck & Company, Inc.	272,817
7,000	Pfizer, Inc.	232,190
		1,243,358
	DATA CENTER REIT - 2.7%
3,820	Digital Realty Trust, Inc.	462,296

	DIVERSIFIED INDUSTRIALS - 2.3%
1,845	Eaton Corporation PLC	393,501

	E-COMMERCE DISCRETIONARY - 3.0%
4,000	Amazon.com, Inc.(a)	508,480

	ELECTRIC UTILITIES - 1.6%
4,655	NextEra Energy, Inc.	266,685

	ENTERTAINMENT CONTENT - 2.0%
4,285	Walt Disney Company (The)(a)	347,299

	FOOD - 1.6%
7,975	Kraft Heinz Company (The)	268,279

	GAMING REIT - 2.0%
12,000	VICI Properties, Inc.	349,200

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4%
505	Humana, Inc.	$ 245,693

	HOUSEHOLD PRODUCTS - 3.3%
13,500	Kenvue, Inc.	271,080
2,000	Procter & Gamble Company (The)	291,720
		562,800
	INDUSTRIAL INTERMEDIATE PROD - 1.3%
1,280	Chart Industries, Inc.(a)	216,474

	INFRASTRUCTURE REIT - 1.4%
1,500	American Tower Corporation, A	246,675

	INTERNET MEDIA & SERVICES - 11.2%
4,000	Alphabet, Inc., Class A(a)	523,440
2,585	Expedia Group, Inc.(a)	266,436
1,750	Meta Platforms, Inc., Class A(a)	525,368
715	Netflix, Inc.(a)	269,984
7,000	Uber Technologies, Inc.(a)	321,930
		1,907,158
	LEISURE FACILITIES & SERVICES - 4.2%
970	McDonald's Corporation	255,537
5,150	Starbucks Corporation	470,041
		725,578
	MEDICAL EQUIPMENT & DEVICES - 6.5%
580	Align Technology, Inc.(a)	177,086
3,685	Exact Sciences Corporation(a)	251,391
4,565	GE HealthCare Technologies, Inc.	310,603
500	Illumina, Inc.(a)	68,640
3,770	Medtronic PLC	295,417
		1,103,137
	RENEWABLE ENERGY - 2.1%
2,270	First Solar, Inc.(a)	366,809

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.8%
1,955	Walmart, Inc.	$ 312,663

	RETAIL - DISCRETIONARY - 3.8%
965	Home Depot, Inc. (The)	291,584
4,000	TJX Companies, Inc. (The)	355,520
		647,104
	SEMICONDUCTORS - 7.3%
3,000	Applied Materials, Inc.	415,350
700	Broadcom, Inc.	581,406
2,445	QUALCOMM, Inc.	271,542
		1,268,298
	SOFTWARE - 4.3%
1,350	Microsoft Corporation	426,262
1,480	Salesforce, Inc.(a)	300,114
		726,376
	TECHNOLOGY HARDWARE - 4.7%
3,000	Apple, Inc.	513,630
9,750	Corning, Inc.	297,083
		810,713
	TECHNOLOGY SERVICES - 2.3%
3,500	PayPal Holdings, Inc.(a)	204,610
800	Visa, Inc., Class A	184,008
		388,618
	TRANSPORTATION EQUIPMENT - 1.9%
1,410	Cummins, Inc.	322,129

	TOTAL COMMON STOCKS (Cost $11,023,304)	14,418,932

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.1%
	BANKING — 3.6%
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.320%	6.6370	04/26/26	$ 604,144

	DIVERSIFIED INDUSTRIALS — 3.5%
600,000	General Electric Company MTN(b)	TSFR3M + 0.642%	6.0110	05/05/26	600,051

	TOTAL CORPORATE BONDS (Cost $1,198,000)				1,204,195

	TOTAL INVESTMENTS - 91.5% (Cost $12,221,304)				$ 15,623,127
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%				1,450,894
	NET ASSETS - 100.0%				$ 17,074,021

MTN REIT	- Medium-Term Note - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.